Accrued Expenses and Other Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Accrued tenant improvements	$26,891	$11,802
Real estate taxes payable	18,899	13,385
Prepaid tenant rent	17,429	20,510
Interest payable	10,011	12,264
Deferred compensation	8,687	9,209
Property operating expense payable	7,667	7,752
Accrued CIP	6,902	4,794
Other liabilities	21,771	16,673

Total	$118,257	$96,389

Accrued expenses and other liabilities consisted of the following as of December 31, 2019 and 2018:

	December 31,
	2019	2018
Real estate taxes payable	$13,385	$23,258
Prepaid tenant rent	20,510	15,204
Deferred compensation	9,209	—
Interest payable	12,264	9,310
Property operating expense payable	7,752	9,159
Accrued CIP	16,596	4,662
Other liabilities	16,673	19,023

Total	$96,389	$80,616